PROPERTY AND EQUIPMENT (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2023	Dec. 31, 2022
Property, Plant and Equipment [Abstract]
SCHEDULE OF PROPERTY AND EQUIPMENT

Property and equipment consist of the following:

As of:	March 31, 2023	December 31, 2022
Facility	$576,309	$576,309
Equipment	405,482	404,789
Computer equipment	10,788	10,776
Less: accumulated depreciation	(33,276)	(3,492)
Property and equipment, net	$959,303	$988,382

Property and equipment consist of the following:

As of:	December 31, 2022	December 31, 2021
Facility	$576,309	$-
Equipment	404,789	-
Computer equipment	10,776	10,962
Less: accumulated depreciation	(3,492)	(1,367)
Property and equipment, net	$988,382	$9,595